ASSETS ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022
Asset Acquisition [Line Items]
Payment to acquire assets gross		¥ 18,952	$ 2,748	¥ 272,323	¥ 284,072
Zhengzhou Kaitong [Member] | Real Estate [Member]
Asset Acquisition [Line Items]
Assets acquisition consideration transferred	¥ 333,809
XingHuo Online Computer Technology Co. Ltd [Member]
Asset Acquisition [Line Items]
Percentage of voting interests acquired						100.00%